Summary of Weighted Average Assumptions Used to Estimate Fair Value of Stock Option (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (in years)	5 years	3 years 9 months 18 days	3 years	4 years	4 years 6 months
Risk-free interest rate	1.50%	0.40%	0.40%	0.70%	1.80%
Expected volatility	45.00%	75.00%	75.00%	75.00%	75.00%
Estimated marketability discount		15.00%	15.00%	30.00%	30.00%
Expected dividend yield			0.00%	0.00%	0.00%
Weighted average exercise price	$ 23.00	$ 11.11
Weighted average fair value at grant date	$ 9.40	$ 4.09	$ 4.69	$ 3.24	$ 3.96